Long-term and Short-term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Long-term and Short-term debt outstanding
Long-term and short-term debt outstanding was as follows:

	Interest Rates (1)		Maturity	December 31,
	Range	Weighted Average		2014	2013
				(In millions)
Senior notes	1.76% - 7.72%	5.23%	2015 - 2044	$15,317	$15,938
Surplus notes	7.63% - 7.88%	7.83%	2015 - 2025	701	701
Other notes	1.34% - 8.00%	4.41%	2015 - 2030	110	531
Capital lease obligations				7	28
Total long-term debt (2)				16,135	17,198
Total short-term debt				100	175
Total				$16,235	$17,373
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(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2014.

(2)	Excludes $151 million and $1.5 billion of long-term debt relating to CSEs — FVO at December 31, 2014 and 2013, respectively. See Note 8.

Schedule of Short-term Debt	Short-term debt with maturities of one year or less was as follows:

	December 31,
	2014	2013
	(In millions)
Commercial paper	$100	$175
Average daily balance	$109	$103
Average days outstanding	69 days	55 days

Schedule of Line of Credit Facilities
Unsecured credit facilities are used for general corporate purposes, to support the borrowers’ commercial paper programs and for the issuance of letters of credit. Total fees expensed associated with these credit facilities were $12 million, $24 million and $30 million for the years ended December 31, 2014, 2013 and 2012, respectively, and was included in other expenses. Information on the credit facility at December 31, 2014 was as follows:

Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019	$4,000	$684	$—	$3,316
In May 2014, MetLife, Inc. and MetLife Funding, Inc. entered into a $4.0 billion five-year unsecured credit agreement, which amended and restated both the five-year $3.0 billion and the five-year $1.0 billion unsecured credit agreements in their entireties into a single agreement (the “2014 Five-Year Credit Agreement”). The credit facility made available by the 2014 Five-Year Credit Agreement may be used for general corporate purposes (including in the case of loans, to back up commercial paper and, in the case of letters of credit, to support variable annuity policy and reinsurance reserve requirements). All borrowings under the 2014 Five-Year Credit Agreement must be repaid by May 30, 2019, except that letters of credit outstanding on that date may remain outstanding until no later than May 30, 2020. MetLife, Inc. incurred costs of $6 million related to the 2014 Five-Year Credit Agreement, which were capitalized and included in other assets. These costs are being amortized over the remaining term of the 2014 Five-Year Credit Agreement.

Committed Facilities
The committed facilities are used for collateral for certain of the Company’s affiliated reinsurance liabilities. Total fees expensed associated with these committed facilities were $95 million, $103 million and $96 million for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in other expenses. Information on these committed facilities at December 31, 2014 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and Missouri Reinsurance, Inc.	June 2016 (1)	$490	$490	$—	$—
MetLife, Inc.	June 2018 (2)	520	470	—	50
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2024 (3),(4)	575	350	—	225
MetLife Reinsurance Company of South Carolina and MetLife, Inc.	June 2037 (5)	3,500	—	2,797	703
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2037 (3), (6)	2,896	2,049	—	847
MetLife Reinsurance Company of Vermont and MetLife, Inc.	September 2038 (7)	4,250	3,207	—	1,043
Total		$12,231	$6,566	$2,797	$2,868
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(1)	Commencing in December 2015 and extending through March 2016, the capacity will grade down from $490 million to $200 million.

(2)	Commencing in March 2015 and extending through June 2018, the capacity will grade down from $520 million to $200 million.

(3)	MetLife, Inc. is a guarantor under this agreement.

(4)	Commencing in December 2022 and extending through December 2024, the capacity will grade down from $575 million to $515 million.

(5)	The drawdown on this facility is associated with a collateral financing arrangement described more fully in Note 13.

(6)
Capacity at December 31, 2014 was $2.2 billion. Capacity grades up to a maximum capacity of $2.9 billion in 2024. Commencing in January 2025 and extending through December 2037, the capacity will grade down from $2.9 billion to $2.0 billion. Unused commitment of $847 million is based on maximum capacity.

(7)
Commencing in April 2028 and extending through September 2038, the capacity will grade down from $4.3 billion to $3.1 billion. MetLife, Inc. is a guarantor of certain letters of credit issued as of December 31, 2014 under this agreement.